Nature of the Organization and Business (Tables)	12 Months Ended
Jun. 30, 2024
Nature of the Organization and Business [Abstract]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE	As of June 30, 2024, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:
	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100%	Investment holding
Subsidiaries of BJY
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100%	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100%	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100%	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100%	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100%	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100%	Investment holding

VIEs
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	100% owned through VIE agreements	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	100% owned through VIE agreements	Provision of cloud computing services

VIEs’ Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services

	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)	December 12, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co.,	September 16, 2022	PRC	100% owned by VIE	Provision of cloud
Ltd. (“Guangxi Hengsheng”)				computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”)	January 4, 2023	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”)	April 12, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	January 13, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”)	March 28, 2005	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”)	December 1, 2014	PRC	100% owned by VIE	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”)	January 16, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Guangzhou BaiJiaYun Technology Co., Ltd.(“Guangzhou BaiJiaYun”)	April 16, 2024	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayi Digital Technology (Henan) Co., Ltd.	April 8, 2015	PRC	51% owned by VIE	Provision of cloud computing services

Schedule of Consolidated Financial Statements	The following amounts and balances of the VIEs, and their subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions as of June 30, 2024 and 2023 and for the years then ended:
	As of June 30,
	2024	2023
ASSETS
Current assets
Cash and cash equivalents	$5,433,349	$9,403,135
Restricted cash	374,824	1,622,591
Short-term investments	4,269	5,377,705
Notes receivable	177,663	284,432
Accounts receivable, net	22,280,835	34,328,054
Accounts receivable - related parties	—	629,652
Prepayments	4,554,671	4,213,737
Inventories	4,700,910	5,567,551
Prepaid expenses and other current assets, net	6,302,420	3,623,206
Assets held for sale	—	23,083,197
Total current assets	43,828,941	88,133,260

Property and equipment, net	122,837	286,399
Intangible assets, net	7,720,451	6,968,025
Operating lease right of use assets, net	683,373	381,127
Deferred tax assets, net	2,964,354	1,825,687
Goodwill	1,425,485	10,945,553
Other non-current assets	317,707	322,315
Total non-current assets	13,234,207	20,729,106

Total assets	$57,063,148	$108,862,366

LIABILITIES
Current liabilities
Short-term borrowings	$7,155,438	$1,392,854
Accounts and notes payable	8,086,007	22,140,810
Accounts payable - related parties	—	70,989
Advance from customers	8,408,893	7,351,274
Income tax payable	656,635	218,631
Deferred revenue	874,524	353,141
Due to related parties	115,588	57,921
Operating lease liabilities, current	109,822	170,587
Accrued expenses and other liabilities	3,352,401	4,068,905
Total current liabilities	28,759,308	35,825,112

Deferred tax liabilities	593,055	712,633
Operating lease liabilities, noncurrent	503,847	109,074
Total non-current liabilities	1,096,902	821,707
Total liabilities	$29,856,210	$36,646,819

	For the year Ended June 30,
	2024	2023	2022
Revenues	$58,373,260	$65,061,798	$68,600,378
Cost of revenues	$(47,430,643)	$(52,043,225)	$(50,047,764)
Total operating expenses	$(68,148,892)	$(11,117,613)	$(35,067,782)
Net income (loss)	$(56,536,689)	$3,240,890	$(12,271,120)
Net cash used in operating activities	$(17,398,963)	$(8,020,601)	$(15,304,581)
Net cash provided by (used in) investing activities	$5,586,547	$1,030,853	$(27,372,316)
Net cash provided by (used) in financing activities	$6,009,064	$(679,867)	$(10,014,503)